Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases - Schedule of Lease Costs

In the years 2022, 2021 and 2020 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2022	2021	2020
Operating lease cost:
Fixed rent expense	332	378	339
Short-term lease cost	—	3	15
Net lease cost	332	381	354
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	332	381	354
Net lease cost	332	381	354

In the years 2021 and 2020 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,
USD'000	2021	2020
Operating lease cost:
Fixed rent expense	378	339
Short-term lease cost	3	15
Net lease cost	381	354
Lease cost - Cost of sales	—	—
Lease cost - General & administrative expenses	381	354
Net lease cost	381	354

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the years 2022 and 2021, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	328	380
Non-cash investing and financing activities :
Net lease cost	332	381
Additions to ROU assets obtained from:
New operating lease liabilities	56	33

In the years 2021 and 2020, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	380	367
Non-cash investing and financing activities:
Net lease cost	381	354
Additions to ROU assets obtained from:
New operating lease liabilities	33	90

Leases - Schedule of Right-Of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2022:

As at December 31, 2022
USD'000
Right-of-use assets:
Operating leases	1,379
Total right-of-use assets	1,379
Lease liabilities:
Operating leases	1,312
Total lease liabilities	1,312

Leases - Schedule of Future Minimum Lease Payments

As at December 31, 2022, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2023	313	—	—	313
2024	293	—	—	293
2025	285	—	—	285
2026	285	—	—	285
2027 and beyond	442	—	—	442
Total future minimum operating and short-term lease payments	1,618	—	—	1,618
Less effects of discounting	(306)	—	—	(306)
Lease liabilities recognized	1,312	—	—	1,312

As at December 31, 2021, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2022	348	—	—	348
2023	304	—	—	304
2024	302	—	—	302
2025	302	—	—	302
2026 and beyond	771	—	—	771
Total future minimum operating and short-term lease payments	2,027	—	—	2,027
Less effects of discounting	(251)	—	—	(251)
Lease liabilities recognized	1,776	—	—	1,776

Leases - Schedule of Minimum Lease Payments under Legacy ASC 840

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2023	313
2024	293
2025	285
2026	285
2027 and beyond	442
Total future minimum operating and short-term lease payments	1,618
Less effects of discounting	(306)
Lease liabilities recognized	1,312

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2022	348
2023	304
2024	302
2025	302
2026 and beyond	771
Total future minimum operating and short-term lease payments	2,027
Less effects of discounting	(251)
Lease liabilities recognized	1,776

SEALS Corp
Leases - Schedule of Lease Costs

During the six months ended June 30, 2023 and 2022 we recognized rent expenses associated with our leases as follows:

	6 months ended June 30,
USD'000	2023 (unaudited)	2022 (unaudited)
Operating lease cost:
Fixed rent expense	172	166
Short-term lease cost	—	—
Net lease cost	172	166
Lease cost - Cost of sales	—	—
Lease cost - General & administrative expenses	172	166
Net lease cost	172	166

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the six months ended June 30, 2023 and the year ended December 31, 2022, we had the following cash and non-cash activities associated with our leases:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	161	328
Non-cash investing and financing activities :
Net lease cost	172	332
Additions to ROU assets obtained from:
New operating lease liabilities	65	56

Leases - Schedule of Right-Of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of June 30, 2023:

As at June 30, 2023
USD'000
Right-of-use assets:
Operating leases	1,294
Total right-of-use assets	1,294
Lease liabilities:
Operating leases	1,242
Total lease liabilities	1,242

Leases - Schedule of Future Minimum Lease Payments

As at June 30, 2023, future minimum annual lease payments were as follows, which corresponds to the future minimum lease payments under legacy ASC 840 in line with ASU 2018-11.

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2023	164	—	—	164
2024	318	—	—	318
2025	293	—	—	293
2026	289	—	—	289
2027 and beyond	447	—	—	447
Total future minimum operating and short-term lease payments	1,511	—	—	1,511
Less effects of discounting	(269)	—	—	(269)
Lease liabilities recognized	1,242	—	—	1,242